T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 48.7%
Airlines 0.7%
Delta Air Lines, 2.60%, 12/4/20	495	494
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1)	2,000	2,012
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1)	15,000	15,243
		17,749

Automotive 3.8%
American Honda Finance, 0.875%, 7/7/23	5,000	5,043
American Honda Finance, 1.95%, 5/10/23	4,545	4,714
American Honda Finance, 3.15%, 1/8/21	1,500	1,514
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.64%, 0.944%,
4/6/22 (1)	1,000	1,004
Daimler Finance North America, 1.75%, 3/10/23 (1)	10,000	10,213
Daimler Finance North America, FRN, 3M USD LIBOR + 0.43%,
0.687%, 2/12/21 (1)	1,000	999
Daimler Finance North America, FRN, 3M USD LIBOR + 0.45%,
0.706%, 2/22/21 (1)	2,000	1,998
Daimler Finance North America, FRN, 3M USD LIBOR + 0.67%,
0.919%, 11/5/21 (1)	4,000	4,005
Ford Motor Credit, FRN, 3M USD LIBOR + 0.43%, 0.681%,
11/2/20	2,643	2,626
Ford Motor Credit, FRN, 3M USD LIBOR + 0.81%, 1.114%,
4/5/21	3,000	2,955
Hyundai Capital America, 2.375%, 2/10/23 (1)	5,960	6,115
Hyundai Capital America, 2.85%, 11/1/22 (1)	1,667	1,724
Hyundai Capital America, 3.00%, 6/20/22 (1)	1,155	1,191
Hyundai Capital America, 3.95%, 2/1/22 (1)	7,144	7,424
Hyundai Capital America, FRN, 3M USD LIBOR + 0.82%,
1.138%, 3/12/21 (1)	1,000	997
Hyundai Capital America, FRN, 3M USD LIBOR + 0.94%,
1.217%, 7/8/21 (1)	1,000	998
Hyundai Capital America, FRN, 3M USD LIBOR + 1.00%,
1.308%, 9/18/20 (1)	2,000	2,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Nissan Motor Acceptance, 2.80%, 1/13/22 (1)	4,604	4,622
Nissan Motor Acceptance, 3.65%, 9/21/21 (1)	2,190	2,222
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.39%,
0.696%, 9/28/20 (1)	4,000	3,994
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.63%,
0.936%, 9/21/21 (1)	4,000	3,946
PACCAR Financial, 2.00%, 9/26/22	5,000	5,165
Toyota Industries, 3.235%, 3/16/23 (1)	7,430	7,852
Toyota Motor Credit, FRN, 3M USD LIBOR + 0.69%, 0.956%,
1/11/22	1,000	1,005
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1)	2,435	2,489
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1)	2,075	2,152
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1)	6,910	7,333
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.77%, 1.024%, 11/13/20 (1)	4,000	3,965
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.94%, 1.197%, 11/12/21 (1)	4,000	3,998
		104,263

Banking 18.7%
ABN AMRO Bank, 6.25%, 4/27/22	15,172	16,367
ANZ New Zealand Int'l, FRN, 3M USD LIBOR + 1.01%, 1.257%,
7/28/21 (1)	500	504
Avi Funding, 2.85%, 9/16/20	5,600	5,604
Banco Santander, 3.848%, 4/12/23	5,834	6,265
Banco Santander, FRN, 3M USD LIBOR + 1.56%, 1.826%,
4/11/22	3,000	3,030
Bangkok Bank, 4.80%, 10/18/20	4,900	4,923
Bank of Montreal, FRN, SOFR + 0.68%, 0.838%, 3/10/23	18,500	18,482
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1)	5,305	5,477
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR +
0.73%, 1.002%, 7/20/22 (1)	1,000	1,005
Barclays, FRN, 3M USD LIBOR + 1.43%, 1.71%, 2/15/23	3,000	3,011
Barclays, VR, 4.61%, 2/15/23 (2)	13,525	14,218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Barclays Bank, 1.70%, 5/12/22	2,610	2,658
Barclays Bank, 10.179%, 6/12/21 (1)	700	744
Barclays Bank, 10.179%, 6/12/21	1,080	1,147
BNP Paribas, 2.95%, 5/23/22 (1)	7,300	7,573
BNP Paribas, 3.50%, 3/1/23 (1)	5,425	5,778
BPCE, 3.00%, 5/22/22 (1)	10,000	10,375
BPCE, 5.70%, 10/22/23 (1)	6,000	6,735
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.476%, 5/22/22 (1)	960	970
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.80%,
0.845%, 3/17/23	16,991	17,076
Capital One, FRN, 3M USD LIBOR + 0.82%, 1.063%, 8/8/22	2,000	2,011
Capital One Bank USA, 3.375%, 2/15/23	2,000	2,114
Capital One Bank USA, VR, 2.014%, 1/27/23 (2)	5,000	5,084
Capital One Financial, 2.60%, 5/11/23	6,000	6,291
Capital One Financial, FRN, 3M USD LIBOR + 0.95%, 1.263%,
3/9/22	2,000	2,015
Citigroup, FRN, 3M USD LIBOR + 1.19%, 1.441%, 8/2/21	1,000	1,007
Citigroup, VR, 2.312%, 11/4/22 (2)	5,000	5,094
Citizens Bank, 3.25%, 2/14/22	2,190	2,272
Cooperatieve Rabobank, 3.95%, 11/9/22	17,392	18,543
Credit Agricole, 3.375%, 1/10/22 (1)	10,000	10,362
Credit Agricole, 3.75%, 4/24/23 (1)	8,837	9,521
Credit Suisse, 1.00%, 5/5/23	4,060	4,117
Credit Suisse, FRN, SOFR + 0.45%, 0.527%, 2/4/22	3,000	2,993
Credit Suisse Group, 3.574%, 1/9/23 (1)	7,420	7,705
Danske Bank, 3.875%, 9/12/23 (1)	2,525	2,721
Danske Bank, 5.00%, 1/12/22 (1)	8,610	9,062
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	1,465	1,494
Danske Bank, VR, 5.00%, 1/12/23 (1)(2)	1,186	1,249
Deutsche Bank, 3.15%, 1/22/21	10,000	10,075
Discover Financial Services, 5.20%, 4/27/22	4,817	5,153
DNB Bank, 2.15%, 12/2/22 (1)	5,000	5,195
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, 2.35%, 11/15/21	10,500	10,539
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.36%, 1.605%,
4/23/21	1,000	1,006
HSBC Holdings, FRN, 3M USD LIBOR + 0.65%, 0.968%,
9/11/21	2,000	2,000
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	9,856	10,241
ING Bank, 5.80%, 9/25/23	3,307	3,717
ING Groep, FRN, 3M USD LIBOR + 1.15%, 1.456%, 3/29/22	985	995
Intesa Sanpaolo, 6.50%, 2/24/21 (1)	6,535	6,685
Keybank, 1.25%, 3/10/23	4,900	4,995
Kookmin Bank, 2.125%, 10/21/20	1,600	1,603
Kookmin Bank, 3.625%, 10/23/21	3,800	3,927
Lloyds Bank, 6.50%, 9/14/20 (1)	6,335	6,342
Lloyds Banking Group, 3.00%, 1/11/22	5,215	5,391
Lloyds Banking Group, 3.10%, 7/6/21	2,500	2,550
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2)	855	860
Mitsubishi UFJ Financial Group, 2.623%, 7/18/22	5,000	5,201
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22	3,000	3,124
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
0.895%, 7/26/21	1,695	1,699
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
1.176%, 2/22/22	595	600
Morgan Stanley, FRN, SOFR + 0.70%, 0.767%, 1/20/23	12,000	12,037
Morgan Stanley, FRN, SOFR + 0.83%, 0.945%, 6/10/22	2,000	2,011
Morgan Stanley, FRN, 3M USD LIBOR + 1.18%, 1.452%,
1/20/22	2,000	2,005
National Bank of Canada, 2.10%, 2/1/23	6,000	6,218
National Bank of Canada, 2.15%, 10/7/22 (1)	3,095	3,193
National Bank of Canada, VR, 0.90%, 8/15/23 (2)	2,270	2,276
Nationwide Building Society, 2.00%, 1/27/23 (1)	5,000	5,163
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(2)	11,427	11,927
Natwest Group, 6.125%, 12/15/22	3,955	4,341
Natwest Group, VR, 3.498%, 5/15/23 (2)	3,150	3,284
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
NatWest Markets, 2.375%, 5/21/23 (1)	4,925	5,091
NatWest Markets, 3.625%, 9/29/22 (1)	9,221	9,716
Nordea Bank, 1.00%, 6/9/23 (1)	2,825	2,850
Nordea Bank, 4.875%, 5/13/21 (1)	11,545	11,877
Santander U.K., 2.10%, 1/13/23	4,645	4,790
Santander U.K., FRN, 3M USD LIBOR + 0.66%, 0.94%,
11/15/21	3,000	3,014
Santander U.K. Group Holdings, 3.125%, 1/8/21	4,000	4,038
Santander U.K. Group Holdings, 3.571%, 1/10/23	3,500	3,623
Skandinaviska Enskilda Banken, 2.20%, 12/12/22 (1)	10,000	10,350
Skandinaviska Enskilda Banken, 3.05%, 3/25/22 (1)	4,000	4,155
Societe Generale, 3.25%, 1/12/22 (1)	17,990	18,620
Societe Generale, 4.25%, 9/14/23 (1)	3,428	3,724
Standard Chartered, 5.70%, 1/25/22	13,077	13,796
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 1.422%,
1/20/23 (1)	2,050	2,065
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2)	8,065	8,165
State Street, VR, 2.825%, 3/30/23 (1)(2)	930	963
Swedbank, 1.30%, 6/2/23 (1)	2,950	3,004
Toronto-Dominion Bank, FRN, SOFR + 0.48%, 0.55%, 1/27/23	6,900	6,879
Truist Financial, FRN, 3M USD LIBOR + 0.65%, 0.946%, 4/1/22	1,000	1,006
U.S. Bancorp, FRN, 3M USD LIBOR + 0.64%, 0.904%, 1/24/22	1,000	1,005
UBS Group, VR, 1.008%, 7/30/24 (1)(2)	10,000	10,012
Wells Fargo, FRN, 3M USD LIBOR + 0.93%, 1.183%, 2/11/22	1,000	1,002
Wells Fargo Bank, VR, 2.082%, 9/9/22 (2)	3,000	3,046
Woori Bank, 5.875%, 4/13/21	4,360	4,481
		507,222

Broadcasting 0.0%
Interpublic Group, 3.50%, 10/1/20	720	722
		722

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Building Products 0.4%
Votorantim, 6.75%, 4/5/21 (1)	6,000	6,202
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 1.00%, 3/1/21	4,650	4,646
		10,848

Chemicals 0.4%
CNAC HK Finbridge, 3.50%, 7/19/22	10,000	10,359
International Flavors & Fragrances, 3.40%, 9/25/20	635	636
		10,995

Computer Service & Software 0.1%
Hewlett Packard Enterprise, FRN, 3M USD LIBOR + 0.72%,
1.024%, 10/5/21	4,000	4,001
		4,001

Conglomerates 0.2%
GE Capital International Funding, 2.342%, 11/15/20	2,200	2,209
General Electric, 4.375%, 9/16/20	2,000	2,003
		4,212

Consumer Products 0.8%
Hasbro, 2.60%, 11/19/22	5,805	5,999
Hasbro, 3.15%, 5/15/21	2,195	2,226
JD.com, 3.125%, 4/29/21	13,084	13,234
Ralph Lauren, 1.70%, 6/15/22	1,155	1,177
		22,636

Diversified Chemicals 0.3%
Bayer U.S. Finance II, FRN, 3M USD LIBOR + 0.63%, 0.927%,
6/25/21 (1)	5,010	5,016

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
DuPont de Nemours, FRN, 3M USD LIBOR + 0.71%, 0.99%,
11/15/20	3,000	3,000
		8,016

Drugs 0.7%
AbbVie, 2.30%, 11/21/22 (1)	7,110	7,372
Abbvie, 2.80%, 3/15/23 (1)	3,000	3,115
Cardinal Health, 2.616%, 6/15/22	5,000	5,165
Cardinal Health, FRN, 3M USD LIBOR + 0.77%, 1.083%,
6/15/22	2,000	2,017
		17,669

Energy 3.6%
Abu Dhabi National Energy, 3.625%, 6/22/21	3,700	3,788
Energy Transfer Partners / Regency Energy Finance, 5.00%,
10/1/22	840	890
EQT, 3.00%, 10/1/22	4,805	4,757
EQT, 4.875%, 11/15/21	1,148	1,171
Kinder Morgan, 5.00%, 2/15/21 (1)	7,220	7,341
Marathon Oil, 2.80%, 11/1/22	2,500	2,550
MPLX, FRN, 3M USD LIBOR + 0.90%, 1.213%, 9/9/21	2,375	2,372
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.413%, 9/9/22	2,765	2,765
Origin Energy Finance, 5.45%, 10/14/21 (1)	3,750	3,895
Plains All American Pipeline, 5.00%, 2/1/21	2,015	2,030
Regency Energy Partners, 5.875%, 3/1/22	1,475	1,552
Reliance Industries, 4.50%, 10/19/20	5,500	5,524
Sabine Pass Liquefaction, 5.625%, 4/15/23	12,900	14,242
Sabine Pass Liquefaction, 6.25%, 3/15/22	5,300	5,655
Schlumberger Finance Canada, 2.65%, 11/20/22 (1)	6,270	6,506
Schlumberger Investment, 2.40%, 8/1/22 (1)	10,656	10,950
Western Midstream Operating, 5.375%, 6/1/21	10,000	10,075
Williams, 3.35%, 8/15/22	3,150	3,279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Williams, 3.60%, 3/15/22	1,685	1,750
Williams, 4.00%, 11/15/21	1,127	1,162
Williams, 7.875%, 9/1/21	4,600	4,928
		97,182

Exploration & Production 0.5%
Apache, 3.625%, 2/1/21	5,000	5,012
Eni, Series X-R, 4.00%, 9/12/23 (1)	8,105	8,777
		13,789

Financial 3.6%
AerCap Ireland Capital, 3.95%, 2/1/22	5,630	5,675
Air Lease, 2.25%, 1/15/23	2,940	2,944
Air Lease, 3.50%, 1/15/22	3,700	3,779
Air Lease, 3.75%, 2/1/22	1,750	1,785
American Express, FRN, 3M USD LIBOR + 0.60%, 0.849%,
11/5/21	2,000	2,010
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	5,829	5,636
Equitable Holdings, 3.90%, 4/20/23	11,150	12,014
General Motors Financial, 1.70%, 8/18/23	5,000	5,028
General Motors Financial, 3.45%, 1/14/22	5,000	5,125
General Motors Financial, 4.20%, 3/1/21	8,000	8,088
General Motors Financial, FRN, 3M USD LIBOR + 1.10%,
1.349%, 11/6/21	6,000	5,979
Intercontinental Exchange, 0.70%, 6/15/23	3,280	3,301
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	7,220	7,076
Synchrony Bank, 3.65%, 5/24/21	2,500	2,541
Synchrony Financial, 2.85%, 7/25/22	4,845	4,924
Synchrony Financial, 3.75%, 8/15/21	2,403	2,453
Western Union, 3.60%, 3/15/22	15,428	16,055
Western Union, 4.25%, 6/9/23	2,000	2,162
		96,575
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Food Processing 0.4%
Bunge Finance, 3.50%, 11/24/20	9,800	9,856
		9,856

Food/Tobacco 0.1%
BAT Capital, FRN, 3M USD LIBOR + 0.88%, 1.16%, 8/15/22	1,000	1,007
Imperial Brands Finance, 3.75%, 7/21/22 (1)	2,382	2,486
		3,493

Gas & Gas Transmission 0.8%
Kinder Morgan Energy Partners, 3.50%, 3/1/21	2,855	2,873
Valero Energy, 2.70%, 4/15/23	19,290	20,135
		23,008

Health Care 0.7%
Becton Dickinson & Company, 2.894%, 6/6/22	2,452	2,541
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
1.181%, 12/29/20	2,044	2,044
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
1.348%, 6/6/22	430	433
CommonSpirit Health, 2.95%, 11/1/22	5,967	6,246
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
1.006%, 11/30/20	2,000	1,998
Fresenius Medical Care U.S. Finance, 5.75%, 2/15/21 (1)	575	588
Royalty Pharma, 0.75%, 9/2/23 (1)	2,310	2,309
Zimmer Biomet Holdings, FRN, 3M USD LIBOR + 0.75%,
1.066%, 3/19/21	3,000	2,996
		19,155

Information Technology 2.5%
Arrow Electronics, 3.50%, 4/1/22	2,000	2,057
Avnet, 3.75%, 12/1/21	13,663	14,018
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Baidu, 2.875%, 7/6/22	2,000	2,064
Broadcom, 2.20%, 1/15/21	3,506	3,521
Equifax, 3.60%, 8/15/21	8,555	8,805
Equifax, FRN, 3M USD LIBOR + 0.87%, 1.15%, 8/15/21	3,000	3,006
Microchip Technology, 3.922%, 6/1/21	14,544	14,895
Micron Technology, 2.497%, 4/24/23	3,605	3,765
NXP, 4.125%, 6/1/21 (1)	14,005	14,355
PayPal Holdings, 1.35%, 6/1/23	1,825	1,867
		68,353

Insurance 1.0%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.826%, 9/20/21 (1)	4,000	4,000
AIG Global Funding, 0.80%, 7/7/23 (1)	3,335	3,359
AIG Global Funding, 2.30%, 7/1/22 (1)	665	686
AIG Global Funding, FRN, 3M USD LIBOR + 0.46%, 0.757%,
6/25/21 (1)	2,000	2,007
Cigna, FRN, 3M USD LIBOR + 0.65%, 0.949%, 9/17/21	6,085	6,078
Liberty Mutual Group, 4.95%, 5/1/22 (1)	3,819	4,072
Metropolitan Life Global Funding I, 0.90%, 6/8/23 (1)	3,105	3,148
Protective Life Global Funding, 1.082%, 6/9/23 (1)	1,960	1,987
Unum Group, 5.625%, 9/15/20	1,296	1,298
		26,635

Lodging 0.0%
Marriott International, FRN, 3M USD LIBOR + 0.65%, 0.968%,
3/8/21	860	852
		852

Manufacturing 0.5%
Caterpillar Financial Services, 0.65%, 7/7/23	5,000	5,027
CNH Industrial Capital, 4.375%, 11/6/20	4,538	4,558

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Panasonic, 2.536%, 7/19/22 (1)	4,090	4,217
		13,802

Media & Communications 0.0%
Fox, 3.666%, 1/25/22	980	1,024
		1,024

Metals & Mining 1.0%
Anglo American Capital, 3.75%, 4/10/22 (1)	6,447	6,681
Anglo American Capital, 4.125%, 4/15/21 (1)	5,757	5,815
Anglo American Capital, 4.125%, 9/27/22 (1)	2,612	2,752
POSCO, 2.375%, 11/12/22 (1)	2,345	2,405
POSCO, 2.375%, 1/17/23	4,000	4,102
POSCO, 4.00%, 8/1/23	2,800	3,020
POSCO, 4.25%, 10/28/20	3,000	3,016
		27,791

Miscellaneous 0.2%
Smithsonian Institution, 0.845%, 9/1/21	700	700
Smithsonian Institution, 0.895%, 9/1/22	800	800
Sumitomo Mitsui Banking, 4.85%, 3/1/22	2,738	2,878
		4,378

Oil Field Services 0.4%
Energy Transfer Operating, 5.20%, 2/1/22	10,370	10,811
		10,811

Other Telecommunications 0.3%
Axiata, 3.466%, 11/19/20	3,700	3,717
Singtel Group Treasury Pte, 4.50%, 9/8/21	3,700	3,839
		7,556

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Petroleum 2.0%
BP Capital Markets, FRN, 3M USD LIBOR + 0.87%, 1.191%,
9/16/21	1,000	1,008
BP Capital Markets America, FRN, 3M USD LIBOR + 0.65%,
0.966%, 9/19/22	2,000	2,003
CNOOC Finance, 3.00%, 5/9/23	4,800	5,056
CNOOC Finance, 3.75%, 5/2/23	5,200	5,582
CNOOC Finance, 4.25%, 1/26/21	4,100	4,156
Occidental Petroleum, 2.60%, 8/13/21	9,505	9,493
Occidental Petroleum, 2.70%, 8/15/22	3,125	3,070
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 0.834%, 2/26/21	1,615	1,613
Suncor Energy, 2.80%, 5/15/23	12,850	13,525
Sunoco Logistics Partners Operations, 4.40%, 4/1/21	5,000	5,087
Sunoco Logistics Partners Operations, 4.65%, 2/15/22	4,000	4,175
		54,768

Real Estate Investment Trust Securities 1.3%
Brixmor Operating Partnership, 3.25%, 9/15/23	7,903	8,151
Brixmor Operating Partnership, 3.875%, 8/15/22	1,794	1,861
Highwoods Realty, 3.625%, 1/15/23	1,074	1,117
Service Properties Trust, 4.25%, 2/15/21	484	485
Simon Property Group, 2.50%, 7/15/21	5,404	5,471
Simon Property Group, 2.625%, 6/15/22	3,875	3,982
SL Green Operating Partnership, FRN, 3M USD LIBOR + 0.98%,
1.26%, 8/16/21	3,000	2,978
Vanke Real Estate Hong Kong, 2.95%, 10/14/21	10,000	10,179
		34,224

Retail 0.6%
Nordstrom, 4.00%, 10/15/21	5,152	5,133
Walgreens Boots Alliance, 3.30%, 11/18/21	10,000	10,274
		15,407

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Supermarkets 0.1%
CK Hutchison International, 1.875%, 10/3/21	3,800	3,833
		3,833

Telephones 0.4%
Ooredoo International Finance, 3.25%, 2/21/23	9,500	9,986
		9,986

Transportation 0.9%
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	2,000	2,047
GATX, FRN, 3M USD LIBOR + 0.72%, 0.969%, 11/5/21	2,700	2,696
HPHT Finance 17, 2.75%, 9/11/22	10,000	10,224
Penske Truck Leasing, 3.30%, 4/1/21 (1)	9,145	9,273
Penske Truck Leasing, 3.65%, 7/29/21 (1)	840	862
		25,102

Transportation (Excluding Railroads) 0.5%
Heathrow Funding, 4.875%, 7/15/21 (1)	13,540	13,868
		13,868

Utilities 1.2%
CenterPoint Energy, 3.60%, 11/1/21	535	554
China Southern Power Grid International Finance BVI, 2.75%,
5/8/22	10,000	10,276
Consolidated Edison of New York, FRN, 3M USD LIBOR +
0.40%, 0.697%, 6/25/21	2,000	1,992
Pacific Gas & Electric, 1.75%, 6/16/22	10,080	10,115
Pacific Gas & Electric, 4.25%, 8/1/23	2,500	2,668
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 0.775%,
1/15/21	1,925	1,923

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

State Grid Overseas Investment, 2.125%, 5/18/21	5,500	5,549

		33,077

Total Corporate Bonds (Cost $1,308,513)		1,322,858

ASSET-BACKED SECURITIES 13.9%

Auto Backed 9.6%

Ally Auto Receivables Trust
Series 2019-1, Class A2
2.85%, 3/15/22	275	276

AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D
3.59%, 2/8/22	1,271	1,272

AmeriCredit Automobile Receivables Trust
Series 2016-3, Class C
2.24%, 4/8/22	474	475

AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23	8,600	8,816

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	3,102	3,157

AmeriCredit Automobile Receivables Trust
Series 2018-2, Class A3
3.15%, 3/20/23	1,480	1,498

AmeriCredit Automobile Receivables Trust
Series 2019-3, Class A3
2.06%, 4/18/24	4,000	4,089

AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A3
1.11%, 8/19/24	6,565	6,640

AmeriCredit Automobile Receivables Trust
Series 2020-2, Class A3
0.66%, 12/18/24	825	826

AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26	800	802

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

ARI Fleet Lease Trust
Series 2018-A, Class A2
2.55%, 10/15/26 (1)	110	110

ARI Fleet Lease Trust
Series 2018-B, Class A2
3.22%, 8/16/27 (1)	988	999

ARI Fleet Lease Trust
Series 2019-A, Class A2A
2.41%, 11/15/27 (1)	1,553	1,576

ARI Fleet Lease Trust
Series 2020-A, Class A2
1.77%, 8/15/28 (1)	2,500	2,528

Avis Budget Rental Car Funding AESOP
Series 2015-2A, Class A
2.63%, 12/20/21 (1)	4,667	4,679

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	1,950	1,991

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1)	4,067	4,149

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1)	225	228

BMW Vehicle Lease Trust
Series 2018-1, Class A3
3.26%, 7/20/21	804	808

BMW Vehicle Lease Trust
Series 2019-1, Class A3
2.84%, 11/22/21	1,488	1,499

Capital Auto Receivables Asset Trust
Series 2018-1, Class B
3.09%, 8/22/22 (1)	5,000	5,102

Capital Auto Receivables Asset Trust
Series 2018-2, Class A3
3.27%, 6/20/23 (1)	556	559

Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1)	545	553

CarMax Auto Owner Trust
Series 2019-3, Class A3
2.18%, 8/15/24	2,785	2,867
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

CarMax Auto Owner Trust
Series 2020-1, Class A3
1.89%, 12/16/24	1,500	1,544

Drive Auto Receivables Trust
Series 2020-1, Class B
2.08%, 7/15/24	4,000	4,078

Drive Auto Receivables Trust
Series 2020-2, Class A3
0.83%, 5/15/24	1,000	1,004

Drive Auto Receivables Trust
Series 2020-2, Class B
1.42%, 3/17/25	3,215	3,250

Enterprise Fleet Financing
Series 2017-3, Class A2
2.13%, 5/22/23 (1)	26	26

Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1)	739	747

Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1)	2,413	2,459

Enterprise Fleet Financing
Series 2019-2, Class A2
2.29%, 2/20/25 (1)	2,842	2,893

Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1)	3,219	3,264

Exeter Automobile Receivables Trust
Series 2019-3A, Class B
2.58%, 8/15/23 (1)	5,000	5,054

Exeter Automobile Receivables Trust
Series 2019-4A, Class B
2.30%, 12/15/23 (1)	5,000	5,054

Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1)	1,750	1,773

Exeter Automobile Receivables Trust
Series 2020-2A, Class B
2.08%, 7/15/24 (1)	1,750	1,771

Ford Credit Auto Lease Trust
Series 2018-A, Class A4
3.05%, 8/15/21	148	148
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23	3,515	3,589

Ford Credit Auto Lease Trust
Series 2020-B, Class B
1.00%, 11/15/23	2,250	2,254

Ford Credit Auto Owner Trust
Series 2019-C, Class A3
1.87%, 3/15/24	8,500	8,702

Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class B
2.34%, 9/15/22	1,170	1,171

Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A1
2.95%, 5/15/23	5,000	5,083

Ford Credit Floorplan Master Owner Trust
Series 2019-1, Class A
2.84%, 3/15/24	2,650	2,745

GM Financial Automobile Leasing Trust
Series 2018-3, Class A3
3.18%, 6/21/21	476	477

GM Financial Automobile Leasing Trust
Series 2019-1, Class A3
2.98%, 12/20/21	3,767	3,797

GM Financial Automobile Leasing Trust
Series 2019-2, Class B
2.89%, 3/20/23	1,250	1,277

GM Financial Automobile Leasing Trust
Series 2020-1, Class B
1.84%, 12/20/23	2,545	2,563

GM Financial Automobile Leasing Trust
Series 2020-2, Class A3
0.80%, 7/20/23	1,600	1,612

GM Financial Automobile Leasing Trust
Series 2020-2, Class A4
1.01%, 7/22/24	550	557

GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, 7/22/24	770	782

GMF Floorplan Owner Revolving Trust
Series 2018-3, Class B
3.49%, 9/15/22 (1)	5,000	5,004
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

GMF Floorplan Owner Revolving Trust
Series 2018-3, Class C
3.68%, 9/15/22 (1)	5,000	5,004

GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1)	6,000	6,218

Hyundai Auto Lease Securitization Trust
Series 2019-A, Class A2
2.92%, 7/15/21 (1)	1,218	1,220

Hyundai Auto Lease Securitization Trust
Series 2020-A, Class A2
1.90%, 5/16/22 (1)	4,902	4,942

Hyundai Auto Lease Securitization Trust
Series 2020-A, Class A3
1.95%, 7/17/23 (1)	2,500	2,552

JPMorgan Chase Bank
Series 2020-1, Class B
0.991%, 1/25/28 (1)	4,750	4,750

Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A3
3.10%, 11/15/21	1,617	1,630

Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A3
2.00%, 10/17/22	1,500	1,521

Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class A, FRN
1M USD LIBOR + 0.64%, 0.815%, 5/25/24 (1)	2,500	2,497

Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.125%, 7/25/25 (1)	5,520	5,535

Nissan Auto Lease Trust
Series 2019-B, Class A4
2.29%, 4/15/25	2,000	2,046

Nissan Master Owner Trust Receivables
Series 2017-C, Class A, FRN
1M USD LIBOR + 0.32%, 0.482%, 10/17/22	695	695

Nissan Master Owner Trust Receivables
Series 2019-B, Class A, FRN
1M USD LIBOR + 0.43%, 0.592%, 11/15/23	13,570	13,561

Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A
1.37%, 10/15/24 (1)	5,474	5,529
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A4
0.54%, 4/15/25 (1)	7,000	7,002

Santander Consumer Auto Receivables Trust
Series 2020-BA, Class B
0.77%, 12/15/25 (1)	3,750	3,755

Santander Drive Auto Receivables Trust
Series 2017-1, Class D
3.17%, 4/17/23	2,408	2,432

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	201	201

Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	1,540	1,553

Santander Drive Auto Receivables Trust
Series 2019-2, Class B
2.79%, 1/16/24	3,750	3,814

Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23	2,900	2,934

Santander Drive Auto Receivables Trust
Series 2020-1, Class A2A
2.07%, 1/17/23	1,221	1,231

Santander Drive Auto Receivables Trust
Series 2020-2, Class A3
0.67%, 4/15/24	940	941

Santander Drive Auto Receivables Trust
Series 2020-2, Class B
0.96%, 11/15/24	2,000	2,005

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	2,655	2,712

Santander Retail Auto Lease Trust
Series 2019-B, Class A3
2.30%, 1/20/23 (1)	2,000	2,046

Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1)	5,000	5,097

Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1)	10,500	10,559
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Retail Auto Lease Trust
Series 2020-A, Class A3
1.74%, 7/20/23 (1)	5,000	5,105

Toyota Auto Receivables Owner Trust
Series 2019-A, Class A2A
2.83%, 10/15/21	375	376

Volkswagen Auto Lease Trust
Series 2019-A, Class A3
1.99%, 11/21/22	1,500	1,525

Wheels SPV 2
Series 2017-1A, Class A3
2.13%, 4/20/26 (1)	360	360

World Omni Auto Receivables Trust
Series 2019-A, Class A3
3.04%, 5/15/24	3,500	3,593

World Omni Auto Receivables Trust
Series 2020-A, Class B
1.93%, 6/16/25	3,430	3,501

World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3
3.19%, 12/15/21	1,260	1,273

World Omni Automobile Lease Securitization Trust
Series 2019-A, Class A3
2.94%, 5/16/22	1,750	1,782

World Omni Automobile Lease Securitization Trust
Series 2019-B, Class A3
2.03%, 11/15/22	2,500	2,554

World Omni Select Auto Trust
Series 2019-A, Class A3
2.00%, 8/15/24	8,500	8,659

		260,887

Collaterized Debt Obligation 0.5%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 1.085%, 7/25/27 (1)	565	561

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/20/28 (1)	941	935

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.303%, 11/20/28 (1)	3,025	3,004

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 1.358%, 10/22/25 (1)	196	195

Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/18/28 (1)	990	982

Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 1.075%, 7/15/27 (1)	1,915	1,900

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 1/15/28 (1)	927	922

OCP
Series 2015-10A, Class A1R, CLO, FRN
3M USD LIBOR + 0.82%, 1.065%, 10/26/27 (1)	678	673

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (1)	4,962	4,931

		14,103

Credit Card Backed 0.4%

Synchrony Card Funding
Series 2019-A1, Class A
2.95%, 3/15/25	10,000	10,356

		10,356

Equipment Lease Heavy Duty 1.0%

CCG Receivables Trust
Series 2019-2, Class A2
2.11%, 3/15/27 (1)	5,428	5,499

CNH Equipment Trust
Series 2019-A, Class A2
2.96%, 5/16/22	393	394

CNH Equipment Trust
Series 2019-C, Class A2
1.99%, 3/15/23	1,522	1,533

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

CNH Equipment Trust
Series 2020-A, Class A2
1.08%, 7/17/23	1,300	1,307

CNH Equipment Trust
Series 2020-A, Class A3
1.16%, 6/16/25	890	902

John Deere Owner Trust
Series 2019-A, Class A3
2.91%, 7/17/23	1,750	1,792

Kubota Credit Owner Trust
Series 2018-1A, Class A4
3.21%, 1/15/25 (1)	1,700	1,764

Kubota Credit Owner Trust
Series 2020-1A, Class A2
1.92%, 12/15/22 (1)	3,250	3,274

MMAF Equipment Finance
Series 2018-A, Class A2
2.92%, 7/12/21 (1)	2	2

MMAF Equipment Finance
Series 2019-A, Class A2
2.84%, 1/10/22 (1)	1,147	1,156

MMAF Equipment Finance
Series 2019-B, Class A2
2.07%, 10/12/22 (1)	2,215	2,237

Volvo Financial Equipment
Series 2019-1A, Class A2
2.90%, 11/15/21 (1)	435	436

Volvo Financial Equipment
Series 2019-2A, Class A2
2.02%, 8/15/22 (1)	2,415	2,432

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 0.662%, 11/15/22 (1)	2,220	2,221

Volvo Financial Equipment Master Owner Trust
Series 2018-A, Class A, FRN
1M USD LIBOR + 0.52%, 0.682%, 7/17/23 (1)	3,020	3,011

		27,960

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Equipment Lease Small 0.3%

Ascentium Equipment Receivables Trust
Series 2019-2A, Class A2
2.24%, 6/10/22 (1)	8,000	8,044

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	92	92

		8,136

Other Asset-Backed Securities 1.0%

Daimler Trucks Retail Trust
Series 2019-1, Class A3
2.77%, 8/15/22 (1)	2,965	3,005

Daimler Trucks Retail Trust
Series 2020-1, Class A2
1.14%, 4/15/22	9,760	9,788

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	393	394

Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1)	1,461	1,471

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	4,060	4,109

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	109	111

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	2,614	2,650

MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (1)	267	268

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	1,351	1,351

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	261	262

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	106	107

Verizon Owner Trust
Series 2017-3A, Class C
2.53%, 4/20/22 (1)	1,000	1,008

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1)	1,900	1,925

		26,449

Student Loan 1.1%

Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M USD LIBOR + 0.90%, 1.062%, 12/16/58 (1)	1,563	1,555

Navient Private Education Refi Loan Trust
Series 2019-A, Class A1
3.03%, 1/15/43 (1)	51	51

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1)	2,653	2,667

Navient Private Education Refi Loan Trust
Series 2019-D, Class A1, FRN
1M USD LIBOR + 0.40%, 0.562%, 12/15/59 (1)	720	719

Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1)	1,188	1,197

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A1
2.18%, 8/15/68 (1)	2,050	2,059

Navient Private Education Refi Loan Trust
Series 2020-A, Class A1, FRN
1M USD LIBOR + 0.35%, 0.512%, 11/15/68 (1)	1,192	1,189

Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1)	1,923	1,944

Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1)	8,825	8,838

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.575%, 3/25/25	561	533

SMB Private Education Loan Trust
Series 2014-A, Class A2A
3.05%, 5/15/26 (1)	553	558

SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 1.662%, 4/15/32 (1)	3,000	3,004

SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 1.162%, 6/15/27 (1)	404	404

SMB Private Education Loan Trust
Series 2019-B, Class A1, FRN
1M USD LIBOR + 0.35%, 0.512%, 7/15/26 (1)	770	768

SMB Private Education Loan Trust
Series 2020-A, Class A1, FRN
1M USD LIBOR + 0.30%, 0.462%, 3/15/27 (1)	5,328	5,309

		30,795

Total Asset-Backed Securities (Cost $375,232)		378,686

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.4%

Commercial Mortgage-Backed Securities 1.2%

BANK
Series 2017-BNK8, Class A1
2.122%, 11/15/50	162	164

BX Commercial Mortgage Trust
Series 2020-BXLP, Class A, ARM
1M USD LIBOR + 0.80%, 0.962%, 12/15/36 (1)	2,997	2,987

BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 1.282%, 12/15/36 (1)	2,598	2,578

GB Trust
Series 2020-FLIX, Class A, ARM
1M USD LIBOR + 1.12%, 1.287%, 8/15/37 (1)	5,600	5,611

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 1/15/33 (1)	685	670

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, ARM
1M USD LIBOR + 1.00%, 1.162%, 9/15/29 (1)	5,000	4,876

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.512%, 9/15/29 (1)	7,000	6,692

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49	135	135

New Orleans Hotel Trust
Series 2019-HNLA, Class A, ARM
1M USD LIBOR + 0.989%, 1.151%, 4/15/32 (1)	10,000	9,528

		33,241

Home Equity Loans Backed 0.0%

Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1)	676	686

		686

Whole Loans Backed 13.2%

Angel Oak Mortgage Trust
Series 2019-3, Class A2, CMO, ARM
3.136%, 5/25/59 (1)	1,576	1,593

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (1)	994	1,003

Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1)	6,694	6,751

Angel Oak Mortgage Trust
Series 2020-5, Class A1, CMO, ARM
1.373%, 5/25/65 (1)	9,090	9,090

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1)	1,887	1,925

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1)	1,955	1,992

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1)	1,955	1,992

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	2,997	3,057

Angel Oak Mortgage Trust I
Series 2019-2, Class A2, CMO, ARM
3.782%, 3/25/49 (1)	1,355	1,381

Angel Oak Mortgage Trust I
Series 2019-2, Class A3, CMO, ARM
3.833%, 3/25/49 (1)	1,084	1,102

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	515	519

Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	740	762

Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1)	512	522

COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	389	389

COLT Mortgage Loan Trust
Series 2018-3, Class A2, CMO, ARM
3.763%, 10/26/48 (1)	454	455

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (1)	464	465

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	819	830

COLT Mortgage Loan Trust
Series 2019-1, Class A1, CMO, ARM
3.705%, 3/25/49 (1)	709	718

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	2,401	2,425

COLT Mortgage Loan Trust
Series 2019-2, Class A2, CMO, ARM
3.439%, 5/25/49 (1)	4,062	4,102
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (1)	903	911

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1)	1,572	1,590

COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1)	9,183	9,189

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 1/25/30	4,609	4,486

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	4,890	4,750

Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	5,000	4,849

Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	3,604	3,521

Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 1/25/40 (1)	2,637	2,624

Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1)	283	284

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	112	113

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	330	331

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (1)	781	793

Deephaven Residential Mortgage Trust
Series 2018-4A, Class A1, CMO, ARM
4.08%, 10/25/58 (1)	2,113	2,132

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	3,372	3,393
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A2, CMO, ARM
3.897%, 1/25/59 (1)	3,276	3,291

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A3, CMO, ARM
3.948%, 1/25/59 (1)	1,638	1,641

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	2,040	2,053

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A2, CMO, ARM
3.661%, 4/25/59 (1)	985	990

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1)	913	919

Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1)	3,032	3,077

Deephaven Residential Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.339%, 1/25/60 (1)	1,748	1,765

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	5,881	5,904

Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1)	2,799	2,836

Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.604%, 10/25/46	675	674

Galton Funding Mortgage Trust
Series 2018-1, Class A43, CMO, ARM
3.50%, 11/25/57 (1)	234	236

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	1,318	1,334

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1)	1,986	2,006

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1)	5,182	5,286
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1)	8,320	8,440

Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1)	4,407	4,444

GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1)	5,000	5,000

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	683	683

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	4,458	4,521

Homeward Opportunities Fund I Trust
Series 2019-1, Class A2, CMO, ARM
3.556%, 1/25/59 (1)	2,400	2,427

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1)	1,068	1,082

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (1)	3,118	3,149

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	9,695	9,790

Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1)	6,452	6,453

JPMorgan Mortgage Trust
Series 2020-INV1, Class A4, CMO, ARM
3.50%, 8/25/50 (1)	6,609	6,754

JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
3.00%, 10/25/50 (1)	4,795	4,902

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	7,884	7,943

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	2,559	2,623
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A3, CMO, ARM
4.138%, 11/25/48 (1)	1,483	1,508

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (1)	1,620	1,650

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	2,505	2,554

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (1)	1,540	1,557

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A3, CMO, ARM
3.752%, 4/25/49 (1)	1,275	1,286

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	4,535	4,648

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1)	5,335	5,441

OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 4/25/48 (1)	2,264	2,252

OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 6/25/59 (1)	890	887

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1)	2,038	2,095

OBX Trust
Series 2020-EXP1, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/60 (1)	7,635	7,696

OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 1.072%, 12/25/49 (1)	2,403	2,385

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	347	350

Sequoia Mortgage Trust
Series 2018-CH2, Class A12, CMO, ARM
4.00%, 6/25/48 (1)	1,100	1,104
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1)	462	463

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1)	1,747	1,762

Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, CMO, ARM
3.793%, 3/25/48 (1)	2,311	2,317

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1)	1,133	1,168

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	4,882	4,960

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	3,285	3,366

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (1)	2,726	2,783

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1)	1,363	1,356

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	3,821	3,867

Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.725%, 7/25/50 (1)	5,260	5,273

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 0.875%, 1/25/50 (1)	483	482

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 10/25/29	87	87

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 3/25/30	143	143

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (1)	5	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 10/25/48 (1)	353	352

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.425%, 2/25/47 (1)	1,395	1,351

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.722%, 2/25/48 (1)	100	100

Structured Agency Credit Risk Debt Notes
Series 2020- DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/50 (1)	1,591	1,587

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.675%, 6/25/50 (1)	8,005	8,025

Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.658%, 8/25/50 (1)	6,450	6,458

Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 1/25/50 (1)	1,282	1,280

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	52	53

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	747	757

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	108	109

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	173	178

Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	300	309

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	416	434

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.775%, 2/25/57 (1)	519	517
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	928	964

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	1,324	1,400

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	771	779

Verus Securitization Trust
Series 2018-2, Class A2, CMO, ARM
3.779%, 6/1/58 (1)	454	458

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	561	566

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	1,770	1,809

Verus Securitization Trust
Series 2018-3, Class A2, CMO, ARM
4.18%, 10/25/58 (1)	578	580

Verus Securitization Trust
Series 2018-3, Class A3, CMO, ARM
4.282%, 10/25/58 (1)	968	970

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	1,070	1,074

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	1,182	1,195

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	3,074	3,131

Verus Securitization Trust
Series 2019-1, Class A2, CMO, ARM
3.938%, 2/25/59 (1)	3,548	3,610

Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1)	1,484	1,507

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	4,245	4,329
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2019-2, Class A2, CMO, ARM
3.345%, 5/25/59 (1)	2,711	2,761

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (1)	1,356	1,378

Verus Securitization Trust
Series 2019-3, Class A1, CMO, STEP
2.784%, 7/25/59 (1)	7,365	7,483

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	7,036	7,198

Verus Securitization Trust
Series 2019-INV1, Class A2, CMO, ARM
3.504%, 12/25/59 (1)	2,992	3,045

Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1)	1,223	1,246

Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1)	455	455

Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	3,406	3,471

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1)	4,479	4,535

Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1)	5,794	5,911

Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1)	7,092	7,133

Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1)	3,954	3,962

Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1)	3,349	3,376

Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1)	7,779	7,799
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Par/Shares		$ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1)	9,909	9,909
		357,251

Total Non-U.S. Government Mortgage-Backed Securities (Cost $389,302)		391,178

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.0%(3)
Federal Home Loan Mortgage, CMO, ARM
1M USD LIBOR + 0.35%, 0.512%, 2/15/45	385	385
1M USD LIBOR + 0.40%, 0.575%, 1/25/45	312	313
Federal National Mortgage Assn., UMBS, 4.50%, 1/1/27	3	3
		701

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $702)		701

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.9%
U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bills, 0.00%, 9/29/20	21,300	21,298
U.S. Treasury Bills, 0.00%, 12/10/20 (4)	21,200	21,194
U.S. Treasury Bills, 0.00%, 1/7/21	20,000	19,993
U.S. Treasury Bills, 0.00%, 1/7/21	5,600	5,598
U.S. Treasury Bills, 0.00%, 1/28/21	10,000	9,995
		78,078

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$78,067)		78,078

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.6%
Foreign Government Obligations & Municipalities 2.6%
Japan Treasury Discount Bill, 0.00%, 9/14/20 (JPY)	1,149,100	10,850
Japan Treasury Discount Bill, 0.00%, 9/23/20 (JPY)	1,189,300	11,229
Japan Treasury Discount Bill, 0.00%, 10/19/20 (JPY)	1,262,050	11,917
Japan Treasury Discount Bill, 0.00%, 11/30/20 (JPY)	2,202,250	20,799
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	10,000	10,270
Saudi Arabian Oil, 2.75%, 4/16/22	4,000	4,108
		69,173

Total Foreign Government Obligations & Municipalities (Cost $68,619)		69,173

MUNICIPAL SECURITIES 1.7%
Connecticut 0.0%
State of Connecticut, Series A, GO, 2.50%, 7/1/22	1,000	1,034
		1,034

Florida 0.1%
Broward County Airport System Revenue, Series C, 1.936%,
10/1/22	1,000	1,005
Florida Dev. Finance, Nova Southeastern Univ., 1.645%, 4/1/21	750	751
Florida Dev. Finance, Nova Southeastern Univ., 1.795%, 4/1/22	1,255	1,262
		3,018

Illinois 0.4%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
1.708%, 12/1/22	680	686
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
1.838%, 12/1/23	645	653
Metropolitan Pier & Exposition Auth., McCormick Place, Series
B, 5.00%, 12/15/20	545	550
State of Illinois, GO, 4.875%, 5/1/21	650	664
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
State of Illinois, GO, 5.00%, 2/1/22	6,570	6,883
State of Illinois, Series A, GO, 5.25%, 5/1/22	1,500	1,590
		11,026

Maryland 0.1%
Maryland Stadium Auth., Series C, 0.801%, 5/1/21	1,500	1,501
Maryland Stadium Auth., Series C, 1.001%, 5/1/22	1,260	1,262
Maryland Stadium Auth., Series C, 1.125%, 5/1/23	500	502
		3,265

Michigan 0.0%
Great Lakes Water Auth. Sewage Disposal System Revenue,
Series A, 1.503%, 7/1/23	250	253
		253

New York 0.9%
Long Island Power Auth., Series C, 0.659%, 3/1/22	1,000	1,000
Long Island Power Auth., Series C, 0.764%, 3/1/23	1,720	1,721
Metropolitan Transportation Auth., Series A-2S, BAN, 4.00%,
2/1/22	730	743
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22	9,865	10,237
Metropolitan Transportation Auth., Series E, BAN, 4.00%,
9/1/20	530	530
Port Auth. of New York & New Jersey, Consolidated Notes,
Series AAA, 1.086%, 7/1/23	8,605	8,720
		22,951

Oregon 0.1%
Medford Hosp. Facilities Auth., Asante Project, Series B, 1.65%,
8/15/22	500	503
Medford Hosp. Facilities Auth., Asante Project, Series B, 1.73%,
8/15/23	1,710	1,721
		2,224
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Pennsylvania 0.0%
Philadelphia Water & Wastewater Revenue, Series B, 0.693%,
11/1/21	250	250
Philadelphia Water & Wastewater Revenue, Series B, 0.743%,
11/1/22	500	500
Philadelphia Water & Wastewater Revenue, Series B, 0.864%,
11/1/23	255	255
		1,005

Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C,
1.345%, 1/1/24 (5)	500	499
Central Texas Regional Mobility Auth., Subordinate, Series D,
1.307%, 1/1/22 (5)	150	150
Central Texas Regional Mobility Auth., Subordinate, Series D,
1.486%, 1/1/23 (5)	170	170
Central Texas Regional Mobility Auth., Subordinate, Series D,
1.645%, 1/1/24 (5)	510	509
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23	500	501
		1,829

Total Municipal Securities (Cost $46,083)		46,605

SHORT-TERM INVESTMENTS 16.3%
CERTIFICATES OF DEPOSIT 0.1%
Yankee 0.1%
Intesa Sanpaolo, 2.85%, 1/5/21 (6)	3,000	3,021
		3,021

COMMERCIAL PAPER 16.2%
4 (2) 14.1% (7)
Albemarle, 0.55%, 9/28/20	20,000	19,993

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Astrazeneca, 2.06%, 11/3/20	5,000	4,997
BASF, 0.30%, 9/28/20	11,000	10,998
BASF, 2.06%, 5/7/21	10,000	9,972
Bat Capital, 0.48%, 10/5/20	5,000	4,999
Bat Capital, 0.55%, 9/21/20	14,000	13,998
Bat Capital, 0.68%, 9/2/20	4,500	4,500
Bat Capital, 0.70%, 9/1/20	389	389
Boeing, 2.19%, 11/16/20	5,000	4,987
Boeing, 2.37%, 11/4/20	5,000	4,989
Canadian Natural Resource, 0.23%, 9/25/20	25,000	24,997
Crown Castle Intl, 0.54%, 9/2/20	25,000	24,999
Duke Energy, 0.10%, 9/1/20	20,000	20,000
Enbridge, 0.29%, 9/4/20	7,000	7,000
Enel Finance America, 0.32%, 10/22/20	10,000	9,997
Enel Finance America, 0.40%, 9/23/20	15,000	14,998
Energy Transfer Partners, 0.65%, 9/1/20	8,000	8,000
Eni Finance USA, 0.53%, 10/26/20	11,000	10,989
Eni Finance USA, 0.80%, 9/28/20	9,000	8,996
Experian Finance, 0.30%, 9/1/20	5,000	5,000
Experian Finance, 0.30%, 9/9/20	15,000	14,999
Ford Motor Credit, 2.99%, 12/28/20	7,000	6,929
Ford Motor Credit, 3.15%, 10/2/20	3,000	2,995
General Motors Financial, 0.80%, 9/15/20	4,000	3,999
Harley-Davidson Financial, 0.35%, 10/8/20	15,000	14,997
Humana, 0.27%, 10/27/20	5,000	4,996
Humana, 0.29%, 10/26/20	5,000	4,996
Humana, 0.35%, 9/17/20	5,000	4,999
Humana, 0.42%, 9/15/20	10,000	9,998
Intercontinentalexchange, 0.37%, 11/13/20	10,000	9,992
Molson Coors Brewing, 0.46%, 11/24/20	20,000	19,989
Plains All Amer Pipeline, 0.60%, 9/3/20	20,000	20,000
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Suncor Energy, 0.43%, 11/2/20	4,000	3,998
Suncor Energy, 0.48%, 10/19/20	1,600	1,600
Suncor Energy, 0.57%, 9/23/20	5,000	4,999
Syngenta Wilmington, 1.00%, 9/21/20	20,000	19,990
Total Capital, 2.04%, 4/23/21	5,000	4,990
Walgreens Boots Alliance, 0.20%, 9/1/20	5,000	5,000
Walgreens Boots Alliance, 0.45%, 2/22/21	10,000	9,980
		384,244

Non-4(2) 2.1%
Baptist Memorial Health Care, TECP, 1.60%, 9/14/20	20,000	20,007
Chi Taxable Senior B, 2.06%, 10/1/20	2,000	2,000
Chi Taxable Senior B, 3.14%, 11/5/20	15,000	14,997
Credit Agricole, 0.08%, 9/1/20	13,865	13,865
Dallas/Fort Worth, Series I, TECP, 0.65%, 9/8/20	5,000	5,000
		55,869

		440,113

MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 0.11% (8)(9)	1	1
Total Money Market Funds		1
Total Short-Term Investments (Cost $442,803)		443,135

Total Investments in Securities 100.5%
(Cost $2,709,321)		$2,730,414
Other Assets Less Liabilities (0.5)%		(13,377)
Net Assets 100.0%		$2,717,037

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,064,859 and represents 39.2% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(4)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	When-issued security
(6)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(7)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $384,244 and represents 14.1% of net assets.
(8)	Seven-day yield
(9)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
BAN	Bond Anticipation Note
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
JPY	Japanese Yen
SOFR	Secured Overnight Financing Rate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP	Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts In 000s, except Market Price)

SWAPS 0.0%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Barclays Bank, Protection Sold (Relevant Credit:
AT&T, 3.80%, 2/15/27, $114.06*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/22	15,000	183	190	(7)

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $107.34*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	10,000	(209)	72	(281)

Barclays Bank, Protection Sold (Relevant Credit:
Enbridge, 3.50%, 6/10/24, $108.38*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/21	15,000	112	(48)	160

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	2,145	6	4	2

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	2,855	8	5	3

Barclays Bank, Protection Sold (Relevant Credit:
Verizon Communications, 4.13%, 3/16/27,
$118.15*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/21	15,000	120	117	3

Total Bilateral Credit Default Swaps, Protection Sold			340	(120)

Total Bilateral Swaps			340	(120)
* Market price at August 31, 2020
**Includes interest purchased or sold but not yet collected of $58.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts In 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	10,000	(186)	(89)	(97)
Total Centrally Cleared Swaps			(89)	(97)
Net payments (receipts) of variation margin to date				88

Variation margin receivable (payable) on centrally cleared swaps				(9)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts In 000s)

Forward Currency Exchange Contracts
					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Barclays Bank	9/23/20	USD	11,108	JPY	1,189,300 $	(124)
BNP Paribas	11/30/20	USD	20,903	JPY	2,202,250	87
Citibank	9/14/20	USD	10,724	JPY	1,149,100	(128)
Citibank	10/19/20	USD	11,939	JPY	1,262,050	15
Net unrealized gain (loss) on open forward
currency exchange contracts						$(150)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 33 U.S. Treasury Notes five year contracts	12/20	(4,159)	$(10)
Long, 41 U.S. Treasury Notes two year contracts	12/20	9,059	6
Net payments (receipts) of variation margin to date			3

Variation margin receivable (payable) on open futures contracts			$(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized		Investment
Affiliate		(Loss)	Gain/Loss		Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$	—+

Supplementary Investment Schedule
	Value	Purchase	Sales		Value
Affiliate	5/31/20	Cost	Cost		8/31/20
T. Rowe Price Government
Reserve Fund	$1	¤	¤		$1	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	2,287,279 $	— $	2,287,279
Short-Term Investments		1	443,134	—	443,135
Total Securities		1	2,730,413	—	2,730,414
Swaps		—	429	—	429
Forward Currency Exchange Contracts		—	102	—	102
Total		$1 $	2,730,944 $	— $	2,730,945
Liabilities
Swaps	$	— $	218 $	— $	218
Forward Currency Exchange Contracts		—	252	—	252
Futures Contracts		1	—	—	1
Total		$1 $	470 $	— $	471

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.